Financial risk management and financial instruments - Summary of Major Security Type, Financial Assets and Liabilities that are Measured at Fair Value on Recurring Basis and Category Using Fair Value Hierarchy (Details) - EUR (€)
€ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value
Total financial assets at fair value by level	€ 7,866	€ 4,435
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,559	1,220
Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,539	1,203
Derivatives (not designated for hedging): | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level		3
Foreign exchange forwards | Derivatives (designated for hedging):
Financial assets at fair value
Total financial assets at fair value by level	14	9
Financial liabilities at fair value
Total financial liabilities at fair value by level	20	14
Cash equivalents: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	3,550	2,111
Short term investments: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	263	181
Short term investments: | Government securities
Financial assets at fair value
Total financial assets at fair value by level	685	247
Short term investments: | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	908	320
Short term investments: | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level	695	241
Short term investments: | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	116	111
Long term investments
Financial assets at fair value
Total financial assets at fair value by level	1,635	1,215
Level 1
Financial assets at fair value
Total financial assets at fair value by level	6,155	3,796
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Derivatives (not designated for hedging): | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level		0
Level 1 | Foreign exchange forwards | Derivatives (designated for hedging):
Financial assets at fair value
Total financial assets at fair value by level	0	0
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Cash equivalents: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	3,550	2,111
Level 1 | Short term investments: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	263	181
Level 1 | Short term investments: | Government securities
Financial assets at fair value
Total financial assets at fair value by level	676	239
Level 1 | Short term investments: | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 1 | Short term investments: | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 1 | Short term investments: | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	116	111
Level 1 | Long term investments
Financial assets at fair value
Total financial assets at fair value by level	1,550	1,154
Level 2
Financial assets at fair value
Total financial assets at fair value by level	1,626	578
Financial liabilities at fair value
Total financial liabilities at fair value by level	20	14
Level 2 | Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 2 | Derivatives (not designated for hedging): | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level		0
Level 2 | Foreign exchange forwards | Derivatives (designated for hedging):
Financial assets at fair value
Total financial assets at fair value by level	14	9
Financial liabilities at fair value
Total financial liabilities at fair value by level	20	14
Level 2 | Cash equivalents: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 2 | Short term investments: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 2 | Short term investments: | Government securities
Financial assets at fair value
Total financial assets at fair value by level	9	8
Level 2 | Short term investments: | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	908	320
Level 2 | Short term investments: | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level	695	241
Level 2 | Short term investments: | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 2 | Long term investments
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3
Financial assets at fair value
Total financial assets at fair value by level	85	61
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,539	1,206
Level 3 | Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,539	1,203
Level 3 | Derivatives (not designated for hedging): | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level		3
Level 3 | Foreign exchange forwards | Derivatives (designated for hedging):
Financial assets at fair value
Total financial assets at fair value by level	0	0
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 3 | Cash equivalents: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short term investments: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short term investments: | Government securities
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short term investments: | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short term investments: | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short term investments: | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Long term investments
Financial assets at fair value
Total financial assets at fair value by level	€ 85	€ 61